Leases (Details Narrative) (10-K) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Right-of-use assets	$ 277,516		$ 264,164
Current operating lease liabilities	248,942	177,641	102,160
Non-current operating lease liabilities	$ 181,375		$ 166,444